UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-08457

Exact name of registrant as specified in charter:   Delaware Group Foundation
                                                    Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            September 30

Date of reporting period:                           June 30, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)


Delaware Aggressive Allocation Portfolio
________________________________________

June 30, 2006


                                                                                                      Number of        Market
                                                                                                      Shares           Value

Affiliated Investment Companies - 98.08%

Equity Funds - 79.16%*
Delaware Group Equity Funds II - Delaware Value Fund                                                   1,001,429       $11,977,096
Delaware Group Equity Funds III - Delaware Trend Fund                                                     22,676           534,240
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                        1,795,884        11,978,549
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                             131,996         1,602,432
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                      135,669         2,459,671
     Delaware International Value Equity Fund                                                            529,150         7,630,338
+ Voyageur Mutual Funds III - Delaware Select Growth Fund                                                126,023         3,276,600
                                                                                                                         _________

                                                                                                                        39,458,926
                                                                                                                        __________
Fixed Income Funds - 18.92%*
Delaware Group Government Funds -
     Delaware American Government Bond Fund                                                              708,277         5,142,092
     Delaware Inflation Protected Bond Fund                                                              148,082         1,399,371
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                        317,191         1,719,175
     Delaware High-Yield Opportunities Fund                                                              221,329           940,649
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      28,435           231,179
                                                                                                                           _______

                                                                                                                         9,432,466
                                                                                                                         _________

Total Affiliated Investment Companies (cost $43,072,816)                                                                48,891,392
                                                                                                                        __________


                                                                                                      Principal
                                                                                                      Amount
                                                    Repurchase Agreements - 1.85%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $485,182,
collateralized by $473,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $495,396)                                                                $485,000          485,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $125,046,
collateralized by $62,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $62,503,
$62,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $60,594 and $4,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $4,292)                                                                  125,000          125,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $312,113,
collateralized by $168,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $162,755
and $156,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $155,958)                                                                           312,000          312,000
                                                                                                                           _______

Total Repurchase Agreements (cost $922,000)                                                                                922,000
                                                                                                                           _______

Total Market Value of Securities - 99.93%
     (cost $43,994,816)                                                                                                 49,813,392

Receivables and Other Assets Net of Liabilities (See Notes) - 0.07%                                                         32,911
                                                                                                                            ______

Net Assets Applicable to 4,866,043 Shares Outstanding - 100.00%                                                        $49,846,303
                                                                                                                       ___________

+ Non-income producing security for the period ended June 30, 2006.
* Institutional Class Shares


________________________________________________________________________________


                                     Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Aggressive Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.


2. Investments - At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:


Cost of investments                     $44,673,807
                                        ___________

Aggregate unrealized appreciation       $ 5,427,535
Aggregate unrealized depreciation          (287,950)
                                        ___________

Net unrealized appreciation             $ 5,139,585
                                        ___________

Schedule of Investments (Unaudited)


Delaware Conservative Allocation Portfolio
__________________________________________

June 30, 2006


                                                                                                      Number of        Market
                                                                                                      Shares           Value

Affiliated Investment Companies - 96.96%

Equity Funds - 44.51%*
Delaware Group Equity Funds II - Delaware Value Fund                                                     555,385        $6,642,401
Delaware Group Equity Funds III - Delaware Trend Fund                                                     15,873           373,968
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                          626,498         4,178,739
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              87,845         1,066,441
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                       31,567           572,305
     Delaware International Value Equity Fund                                                            114,179         1,646,468
+ Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 39,864         1,036,467
                                                                                                                         _________

                                                                                                                        15,516,789
                                                                                                                        __________
Fixed Income Funds - 52.45%*
Delaware Group Government Funds -
     Delaware American Government Bond Fund                                                            1,382,662        10,038,135
     Delaware Inflation Protected Bond Fund                                                              105,758           999,409
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                        559,435         3,032,135
     Delaware High-Yield Opportunities Fund                                                              716,028         3,043,118
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     143,756         1,168,739
                                                                                                                         _________

                                                                                                                        18,281,536
                                                                                                                        __________

Total Affiliated Investment Companies (cost $32,044,168)                                                               33,798,325
                                                                                                                       ___________

                                                                                                      Principal
                                                                                                      Amount
                                                    Repurchase Agreements - 2.98%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $546,205,
collateralized by $533,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $557,724)                                                                $546,000          546,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $140,051,
collateralized by $70,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $70,366,
$70,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $68,217 and $5,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $4,832)                                                                  140,000          140,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $351,127,
collateralized by $189,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $183,232
and $176,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $175,579)                                                                           351,000          351,000
                                                                                                                           _______

Total Repurchase Agreements (cost $1,038,000)                                                                            1,038,000
                                                                                                                         _________

Total Market Value of Securities - 99.94%
     (cost $33,082,168)                                                                                                 34,836,325

Receivables and Other Assets Net of Liabilities (See Notes) - 0.06%                                                         21,010
                                                                                                                            ______

Net Assets Applicable to 3,899,317 Shares Outstanding - 100.00%                                                        $34,857,335
                                                                                                                       ___________

+ Non-income producing security for the period ended June 30, 2006.
* Institutional Class Shares


________________________________________________________________________________


                                     Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Conservative Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.


2. Investments - At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:


Cost of investments                     $33,212,816
                                        ___________

Aggregate unrealized appreciation       $ 2,226,579
Aggregate unrealized depreciation          (603,070)
                                        ___________

Net unrealized appreciation             $ 1,623,509
                                        ___________

For federal income tax purposes, at September 30, 2005, capital loss carryforwards of $1,039,522 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $454,675 expires in 2010, $98,581 expires in 2011, and $486,266 expires in 2012.

Schedule of Investments (Unaudited)


Delaware Moderate Allocation Portfolio
______________________________________

June 30, 2006


                                                                                                      Number of        Market
                                                                                                      Shares           Value

Affiliated Investment Companies - 94.74%

Equity Funds - 61.83%*
Delaware Group Equity Funds II - Delaware Value Fund                                                     833,575        $9,969,557
Delaware Group Equity Funds III - Delaware Trend Fund                                                     18,141           427,392
Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund                                        1,120,111         7,471,142
Delaware Group Equity Funds V - Delaware Small Cap Core Fund                                              99,554         1,208,589
Delaware Group Global & International Funds -
     Delaware Emerging Markets Fund                                                                       56,022         1,015,680
     Delaware International Value Equity Fund                                                            238,349         3,436,990
+ Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 79,753         2,073,567
                                                                                                                         _________

                                                                                                                        25,602,917
                                                                                                                        __________
Fixed Income Funds - 32.91%*
Delaware Group Government Funds -
     Delaware American Government Bond Fund                                                            1,050,808         7,628,863
     Delaware Inflation Protected Bond Fund                                                              121,616         1,149,271
Delaware Group Income Funds -
     Delaware Corporate Bond Fund                                                                        455,015         2,466,181
     Delaware High-Yield Opportunities Fund                                                              110,959           471,577
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     235,099         1,911,357
                                                                                                                         _________

                                                                                                                        13,627,249
                                                                                                                        __________

Total Affiliated Investment Companies (cost $34,804,493)                                                                39,230,166
                                                                                                                        __________

                                                                                                      Principal
                                                                                                      Amount
                                                    Repurchase Agreements - 4.44%

With BNP Paribas 4.50% 7/3/06
(dated 6/30/06, to be repurchased at $968,363,
collateralized by $944,000 U.S. Treasury Notes
6.00% due 8/15/09, market value $988,106)                                                                $968,000          968,000

With Cantor Fitzgerald 4.40% 7/3/06
(dated 6/30/06, to be repurchased at $249,091,
collateralized by $124,000 U.S. Treasury Notes
3.875% due 7/31/07, market value $124,666,
$124,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $120,859 and $8,000 U.S. Treasury Notes
6.50% due 10/15/06, market value $8,560)                                                                  249,000          249,000

With UBS Warburg 4.35% 7/3/06
(dated 6/30/06, to be repurchased at $622,225,
collateralized by $334,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $324,628
and $311,000 U.S. Treasury Notes 4.875% due
5/15/09, market value $311,069)                                                                           622,000          622,000
                                                                                                                           _______

Total Repurchase Agreements (cost $1,839,000)                                                                            1,839,000
                                                                                                                         _________

Total Market Value of Securities - 99.18%
     (cost $36,643,493)                                                                                                 41,069,166

Receivables and Other Assets Net of Liabilities (See Notes) - 0.82%                                                        337,868
                                                                                                                           _______

Net Assets Applicable to 4,174,210 Shares Outstanding - 100.00%                                                        $41,407,034
                                                                                                                       ___________

+ Non-income producing security for the period ended June 30, 2006.
* Institutional Class Shares


________________________________________________________________________________


                                     Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Foundation Funds - Delaware Moderate Allocation Portfolio (the "Portfolio").

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)
Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.


2. Investments - At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:


Cost of investments                     $37,046,393
                                        ___________

Aggregate unrealized appreciation       $ 4,315,120
Aggregate unrealized depreciation          (292,347)
                                        ___________

Net unrealized appreciation             $ 4,022,773
                                        ___________

For federal income tax purposes, at September 30, 2005, capital loss carryforwards of $1,234,331 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,234,331 expires in 2012.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Foundation Funds


/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006


/s/ Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006